Members' Equity - Schedule of Class B Incentive Units and Weighted Average Fair Value (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Outstanding beginning balance	1,612,311	703,000
Granted	1,095,545	947,166
Forfeited	(37,188)	(37,855)
Outstanding Ending balance	2,670,668	1,612,311
Outstanding beginning balance	$ 1.56	$ 1.47
Granted	2.73	1.62
Forfeited	1.62	1.47
Outstanding ending balance	$ 2.04	$ 1.56